Debt (Details) - Manscaped Holdings, LLC [Member] - USD ($) $ in Millions			1 Months Ended	12 Months Ended
	Feb. 01, 2020	Apr. 10, 2019	Feb. 29, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 26, 2020	Dec. 31, 2019	Dec. 09, 2019
Debt (Details) [Line Items]
Minimum return payment							$ 4.1
Expected maturity date							Dec. 31, 2020
Total borrowings		$ 3.0
Weighted average interest rate							4.75%		7.50%
Maximum borrowings								$ 7.0		$ 4.0
Maturity date							Dec. 31, 2021			Apr. 10, 2020
Debt amount							$ 7.0		$ 4.0
Line of credit maturity date							Aug. 25, 2021
Subordinated borrowings							$ 40.0
Initial commitment							20.0
Second commitment							20.0
Increment amount							$ 5.0
Commitment percentage							1.00%
Term loan maturity date							Dec. 31, 2024
Interest effective prime rate percentage							Interest accrues at a per annum rate equal to the greater of 10.00% or 6.75% plus the effective prime rate. The prime rate means, for any day, the greater of (i) 3.25% and (ii) the prime rate most recently published in the money rates section of The Wall Street Journal. The interest rate as of December 31, 2020 was 10.00%.
Outstanding balance			$ 4.9				$ 20.0
Extension milestone, value							$ 300.0
Net operating income				$ 8.0	$ 8.0	$ 8.0
Loan agreement description							The final payment will include a minimum return payment sufficient to increase the minimum return to (i) 1.2:1.0 during the first year, (ii) 1.3:1.0 during the second year, (iii) 1.4:1.0 during the third year, and (iv) 1.5:1.0 during the fourth year until maturity following the closing date of the agreement. As of December 31, 2020, the minimum return payment is expected to be $4.1 million at maturity
Voting interest rate							50.00%
Aggregate purchase value							$ 1.0
Convertible promissory note description							On various dates throughout 2018 and 2019, the Company issued two series of convertible promissory notes (each a “Note” and collectively the “Convertible Notes”). There were two series of notes, 2018A Series and 2019A Series. Principal amount for the Series 2018A Note was $2.0 million maturing November 19, 2021 and the Series 2019A Note was $2.9 million maturing March 29, 2022, for a total of $4.90 million of convertible notes payable issued. Interest accrued at a rate of 6.00% per annum for the Convertible Notes.
Equity securities							$ 3.0
Equity securities description							(i) the price paid per unit for equity securities by the investors in the qualified financing multiplied by 0.80, and (ii) the quotient resulting from dividing $15.0 million by the number of outstanding common units of the Company immediately prior to the qualified financing.
Accrued interest			$ 0.3
Minimum [Member]
Debt (Details) [Line Items]
Interest rate		2.00%
Prime rate								1.50%
Principal amount							$ 7.0
Maximum [Member]
Debt (Details) [Line Items]
Interest rate		7.50%
Prime rate								4.75%
Principal amount							$ 15.0
Convertible Notes [Member]
Debt (Details) [Line Items]
Equity securities description							(i) the price paid per unit for equity securities by the investors in the qualified financing multiplied by 0.80, and (ii) the quotient resulting from dividing $40.0 million by the number of outstanding common units of the Company immediately prior to the qualified financing.
Equity securities							$ 5.0
IPO [Member]
Debt (Details) [Line Items]
Principal amount percentage							50.00%
Series A Preferred Units [Member]
Debt (Details) [Line Items]
Conversion of shares (in Shares)			3,673,228
Series A-2 Preferred Units [Member]
Debt (Details) [Line Items]
Conversion of shares (in Shares)	1,973,106		1,973,106